Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Components of trade and other payables

	December 31, 2017	December 31, 2016
Trade accounts payable - third parties	1,032,557	1,733,319
Other	168,263	104,678
Total trade and other payables	1,200,820	1,837,997